Capital California Short-Term Municipal Fund (Prospectus Summary) | Capital California Short-Term Municipal Fund
Capital California Short-Term Municipal FundSM
Investment objectives
The fund seeks to preserve your investment
and secondarily to provide current income exempt from federal and California income taxes.
Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Capital California Short-Term Municipal Fund Share class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Capital California Short-Term Municipal Fund Share class
Management fees		0.35%
Distribution and/or service (12b-1) fees		none
Other expenses	[1]	0.12%
Total annual fund operating expenses		0.47%
Expense reimbursement	[2]	0.07%
Total annual fund operating expenses after reimbursement		0.40%
[1]	Clients of Capital Guardian Trust Company's Capital Group Private Client Services division ("CGPCS") are eligible to invest in the fund. CGPCS receives an annual service fee of up to .75% of a client's investment in the fund under management by CGPCS pursuant to an investment management agreement. You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.
[2]	The fund's investment adviser is currently reimbursing the fund for a portion of other expenses so that other expenses do not exceed .05%. The fund expects that the reimbursement, which can be modified or terminated only with the approval of the fund's board of trustees, will be in effect through December 31, 2013.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Capital California Short-Term Municipal Fund Share class	41	144	256	585

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 14% of the average value of its portfolio.
Principal investment strategies
The fund seeks to achieve its objectives by primarily investing in short-term municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund's objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside California.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by Nationally Recognized Statistical Ratings Organizations ("NRSROs")
designated by the fund's investment adviser or unrated but determined by the fund's investment adviser to be of equivalent quality. The fund may also invest a portion of its assets in municipal bonds with quality ratings below A- or A3 by NRSROs or unrated but determined by the fund's investment adviser to be of equivalent quality. Under normal circumstances, the fund's aggregate portfolio will have a dollar-weighted average maturity no greater than three years.

The investment adviser uses a system of multiple portfolio managers in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.
Principal risks
This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investing in municipal bonds of issuers within the state of California - Because the fund invests primarily in securities of issuers within the state of
California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past,
California voters have passed amendments to the state's constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Market conditions - The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds - Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk.

Credit and liquidity support - Changes in the credit quality of banks and financial institutions providing credit and liquidity support features could cause the fund to experience a loss and may affect its share price.

Thinly traded securities - There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in similar municipal bonds - Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund's share price may increase.

Management - The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.
Investment results
The following bar chart shows the fund's investment results for its first full calendar year of operations, and the following table shows how the fund's average annual total returns for its first full calendar year of operations compare with a broad measure of market results. This information provides some indication of the risks of investing in the fund. The Lipper
California Short-Intermediate Municipal Debt Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to the fund's objectives and/or strategies. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund's investment results can be obtained by calling
Capital Group Private Client Services at 800/421-4996.
The following bar chart shows the fund's investment results for its first full calendar year of operations, and the following table shows how the fund's average annual total returns for its first full calendar year of operations compare with a broad measure of market results.
Calendar year total returns for fund shares

Highest/Lowest quarterly results during this period were:

Highest  1.28%(quarter ended June 30, 2011)

Lowest  -1.15%(quarter ended December 31, 2010)

The fund's total return for the nine months ended
September 30, 2012, was 1.85%.
Average annual total returns For the periods ended December 31, 2011:
Average Annual Total Returns Capital California Short-Term Municipal Fund	Label	1 Year	Since Inception	Inception Date
Share class	Before taxes	3.01%	2.04%	Apr. 13, 2010
Share class After Taxes on Distributions	After taxes on distributions	2.99%	2.03%	Apr. 13, 2010
Share class After Taxes on Distributions and Sales	After taxes on distributions and sale of fund shares	2.25%	1.85%	Apr. 13, 2010
Barclays California Short Municipal Bond Index	Barclays California Short Municipal Bond Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	3.61%	2.93%	Apr. 13, 2010
Lipper California Short-Intermediate Municipal Debt Funds Average	Lipper California Short-Intermediate Municipal Debt Funds Average (reflects no deductions for account fees or U.S. federal income taxes)	4.12%	2.95%	Apr. 13, 2010

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).